SHARE-BASED COMPENSATION - Restricted shares (Details) - shares	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
SHARE-BASED COMPENSATION
Stock Options, Shares, Granted	0		0
Restricted Stock [Member]
SHARE-BASED COMPENSATION
Non-vested, Beginning Balance - Shares	2,167,331	130,400	130,400
Stock Options, Shares, Granted		0	7,292,331
Vested - Shares		(525,000)	(5,255,400)
Non-vested, Ending Balance - Shares	1,642,331		2,167,331